UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 13, 2015 to September 14, 2015

Commission File Number of Issuing entity:	333-189017-04

Citigroup Commercial Mortgage Trust 2014-GC21
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-189017

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.
Goldman Sachs Mortgage Company
Cantor Commercial Real Estate Lending, L.P.
MC-Five Mile Commercial Mortgage Finance LLC
RAIT Funding, LLC
Redwood Commercial Mortgage Corporation

(Exact name of sponsor(s) as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1127194 47-1138900 47-6309337
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7464
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-2	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-5	☐	☐	☑	_______
A-AB	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
PEZ	☐	☐	☑	_______
C	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
1. Distribution and Pool Performance Information.
On September 14, 2015 a distribution was made to holders of Citigroup Commercial Mortgage Trust 2014-GC21, Commercial Mortgage Pass-Through Certificates, Series 2014-GC21. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. and held by Citigroup Commercial Mortgage Trust 2014-GC21 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Citigroup Commercial Mortgage Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 17, 2015. The CIK Number of Citigroup Commercial Mortgage Securities Inc. is 0001258361.

Citigroup Global Markets Realty Corp. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 17, 2015. The CIK Number of Citigroup Global Markets Realty Corp. is 0001541001.

Goldman Sachs Mortgage Company filed its most recent Form ABS-15G under Rule 15Ga-1 on August 14, 2015. The CIK Number of Goldman Sachs Mortgage Company is 0001541502.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 5, 2015. The CIK Number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 10, 2015. The CIK Number of MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

RAIT Funding, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 12, 2015. The CIK Number of RAIT Funding, LLC is 0001587045.

Redwood Commercial Mortgage Corporation filed its most recent Form ABS-15G under Rule 15Ga-1 on February 4, 2015. The CIK Number of Redwood Commercial Mortgage Corporation is 0001567746.

PART II - OTHER INFORMATION ITEM
Item 2. Legal Proceedings.
No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
The mortgaged property securing the Maine Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Citigroup Commercial Mortgage Trust 2014-GC21 filed on May 22, 2014.

With respect to the mortgaged property securing the Maine Mall mortgage loan, the unaudited net operating income was $11,174,162.00 for the period January 1, 2015 through June 30, 2015. There is no material update at this time.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC21, Commercial Mortgage Pass-Through Certificates, Series 2014-GC21, relating to the September 14, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: September 29, 2015	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: President

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC21, Commercial Mortgage Pass-Through Certificates, Series 2014-GC21, relating to the September 14, 2015 distribution.